Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding compensation actually paid (“CAP”) as defined by the SEC to our executive officers and the performance of the Company. The table below presents information for each of the last two fiscal years regarding (i) the total compensation, as reported in the summary compensation table, for our principal executive officer serving in that capacity during the applicable fiscal year (the “PEO”) and the average total compensation of our other named executive officers, excluding the PEO, who were serving in that capacity during the applicable fiscal year as disclosed in the summary compensation table (“NEOs”), (ii) total compensation actually paid to the PEO and the total compensation actually paid to the other NEOs on average, (iii) total shareholder return for the Company, and (iv) the Company’s net income (loss).

 The amounts set forth below under the headings “Compensation Actually Paid to PEO” for our PEO and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K.

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2,3,4)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2,3,4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss
	($)	($)	($)	($)	($)	($'000)
2024	3,163,111	6,176,259	1,284,282	2,231,881	466.67	43,253
2023	2,219,323	5,447,682	1,044,650	2,003,803	308.00	29,466

(1) We are a smaller reporting company, with a December 31 fiscal year end, and as of December 31, 2024 we ceased to qualify as an “emerging growth company” and, as a result, this is the first proxy statement filed by the Company in which we have included pay versus performance disclosure.

(2) Our PEO for each of fiscal years 2024 and 2023 was Dr. Denise Scots-Knight. The amounts reported are from the Summary Compensation Table (“SCT”) above.

(3) Pursuant to the SEC rules, the Total Shareholder Return (“TSR”) reflected in this column assumes $100 was invested on December 31, 2022 in our ADSs. Historic ADS price performance is not necessarily indicative of future ADS price performance.

(4) CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the "Exclusion of Share Awards and Option Awards" column are the totals from the Share Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Share Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2024	3,163,111	(2,212,164)	5,225,312	6,176,259
2023	2,219,323	(1,328,761)	4,557,120	5,447,682

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Share Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	1,284,282	(637,624)	1,585,223	2,231,881
2023	1,044,650	(446,873)	1,406,026	2,003,803

The amounts in the "Inclusion of Equity Values" column in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)
2024	2,357,458	703,167	2,164,687	5,225,312
2023	3,233,071	1,051,618	272,431	4,557,120

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Total - Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)
2024	679,503	213,389	692,331	1,585,223
2023	1,087,147	251,018	67,861	1,406,026

(5) Assumes $100 was invested in the Company for the period starting December 31, 2022, through the end of the specified year. Historical share performance is not necessarily indicative of future share performance.

Company Selected Measure Name	NetLoss
Named Executive Officers, Footnote	Our PEO for each of fiscal years 2024 and 2023 was Dr. Denise Scots-Knight. The amounts reported are from the Summary Compensation Table (“SCT”) above.
Peer Group Issuers, Footnote	Pursuant to the SEC rules, the Total Shareholder Return (“TSR”) reflected in this column assumes $100 was invested on December 31, 2022 in our ADSs. Historic ADS price performance is not necessarily indicative of future ADS price performance.
PEO Total Compensation Amount	$ 3,163,111	$ 2,219,323
PEO Actually Paid Compensation Amount	$ 6,176,259	5,447,682
Adjustment To PEO Compensation, Footnote	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the "Exclusion of Share Awards and Option Awards" column are the totals from the Share Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Share Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2024	3,163,111	(2,212,164)	5,225,312	6,176,259
2023	2,219,323	(1,328,761)	4,557,120	5,447,682

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)
2024	2,357,458	703,167	2,164,687	5,225,312
2023	3,233,071	1,051,618	272,431	4,557,120

Non-PEO NEO Average Total Compensation Amount	$ 1,284,282	1,044,650
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,231,881	2,003,803
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the "Exclusion of Share Awards and Option Awards" column are the totals from the Share Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Share Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	1,284,282	(637,624)	1,585,223	2,231,881
2023	1,044,650	(446,873)	1,406,026	2,003,803

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Total - Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)
2024	679,503	213,389	692,331	1,585,223
2023	1,087,147	251,018	67,861	1,406,026

Compensation Actually Paid vs. Total Shareholder Return

The following graphs set forth the relationships between compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs as compared to the performance metrics of total shareholder return and net loss:

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 466.67	308
Net Income (Loss)	$ 43,253,000	$ 29,466,000
PEO Name	Dr. Denise Scots-Knight	Dr. Denise Scots-Knight
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,212,164)	$ (1,328,761)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,225,312	4,557,120
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357,458	3,233,071
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	703,167	1,051,618
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,164,687	272,431
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(637,624)	(446,873)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,585,223	1,406,026
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,503	1,087,147
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,389	251,018
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 692,331	$ 67,861